April 30, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re: Strategic Funds, Inc
-Dreyfus Active MidCap Fund
1933 Act File No. 2-88816
1940 Act File No. 811-3940

Dear Sir or Madam:

     Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, transmitted for filing is one copy of the Post-Effective Amendment No. 62 for the above-referenced Fund, marked to show changes from Post-Effective No. 59, which was filed pursuant to Rule 485(a) on February 22, 2010.

     This Post-Effective Amendment is scheduled to be effective on May 1, 2010. In conformity with Rule 485(b), we have also transmitted a copy of a letter from Stroock & Stroock & Lavan, LLP, counsel to the Fund.

     Please address any comments or questions to my attention at (212) 922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya